UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period:  November 30, 2013

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Jubak Global Equity Fund
 (JUBAX)

SEMI-ANNUAL REPORT
November 30, 2013

Jubak Global Equity Fund
a series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	17
Expense Example	19

This report and the financial statements contained herein are provided for the general information of the shareholders of the Jubak Global Equity Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.jubakfund.com

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 93.0%
	AUSTRALIA – 2.0%
913,235	Lynas Corp. Ltd.*	$253,538
4,000	Westpac Banking Corp. - ADR	120,080
		373,618

	BRAZIL – 3.7%
8,000	BRF S.A. - ADR	177,600
7,200	Kroton Educacional S.A.	121,990
12,000	Localiza Rent a Car S.A.	173,705
4,624	M Dias Branco S.A.	212,332
		685,627

	CANADA – 1.8%
7,000	Agellan Commercial Real Estate Investment Trust - REIT	55,665
16,835	First Quantum Minerals Ltd.	280,742
		336,407

	CHILE – 1.0%
8,323,218	Corpbanca S.A.	107,731
5,000	Latam Airlines Group S.A. - ADR	80,550
		188,281

	CHINA – 4.4%
5,000	AAC Technologies Holdings, Inc. - ADR	224,400
10,000	Hengan International Group Co., Ltd.	126,022
6,000	Home Inns & Hotels Management, Inc. - ADR*	240,780
3,800	Tencent Holdings Ltd.	219,787
		810,989

	COLOMBIA – 2.6%
21,234	Banco Davivienda S.A.	262,677
547	Constructora Conconcreto S.A.	365
47,350	Grupo Odinsa S.A.	211,752
		474,794

	FRANCE – 5.6%
2,670	Danone S.A.	194,036
1,640	Dassault Systemes S.A.	188,247
1,580	L'Oreal S.A.	264,407
2,018	LVMH Moet Hennessy Louis Vuitton S.A.	380,483
		1,027,173

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDONESIA – 0.8%
72,000	Indofood Sukses Makmur Tbk P.T.	$40,025
851,000	Tiga Pilar Sejahtera Food Tbk	99,595
		139,620

	IRELAND – 2.1%
5,106	Paddy Power PLC	392,022

	ITALY – 0.5%
11,200	Autogrill S.p.A.*	93,219

	JAPAN – 13.6%
20	Hoshino Resorts REIT, Inc. - REIT	111,084
6,000	Mitsui Fudosan Co., Ltd.	203,524
16,200	Seven & I Holdings Co., Ltd.	596,164
10,000	Sumitomo Realty & Development Co., Ltd.	473,913
23,900	Tatsuta Electric Wire and Cable Co., Ltd.	133,678
83,800	Toray Industries, Inc.	592,232
2,500	Toyota Motor Corp. - ADR	312,625
9,000	Tsukui Corp.	84,777
		2,507,997

	MEXICO – 5.9%
98,500	Alsea S.A.B. de C.V.	296,442
34,000	Gruma S.A.B. de C.V. - Class B*	238,387
108,400	Industrias Bachoco S.A.B. de C.V.	356,143
4,000	Industrias Bachoco S.A.B. de C.V. - ADR	158,920
296,045	Urbi Desarrollos Urbanos S.A.B. de C.V.*	31,587
		1,081,479

	NETHERLANDS – 1.9%
950	Gemalto N.V.	107,303
3,593	Heineken N.V.	244,269
		351,572

	NEW ZEALAND – 1.7%
25,222	Fonterra Cooperative Group Ltd.	134,995
34,558	Fonterra Cooperative Group Ltd.	182,180
		317,175

	NORWAY – 3.9%
20,758	Statoil ASA	468,900
5,753	Yara International ASA	250,988
		719,888

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PHILIPPINES – 0.7%
237,100	Manila Water Co., Inc.	$127,284

	POLAND – 3.2%
2,998	Bank Zachodni WBK S.A.	393,589
1,320	Powszechny Zaklad Ubezpieczen S.A.	200,562
		594,151

	SINGAPORE – 4.3%
38,507	Keppel Corp. Ltd.	347,051
99,982	Keppel REIT - REIT	94,413
100,000	StarHub Ltd.	338,672
		780,136

	SOUTH AFRICA – 2.3%
4,345	Naspers Ltd. - N Shares	414,904

	SOUTH KOREA – 0.6%
1,394	MegaStudy Co., Ltd.	100,766

	SWEDEN – 2.2%
8,867	Svenska Handelsbanken A.B. - A Shares	412,029

	TAIWAN – 0.6%
7,000	MediaTek, Inc.	103,129

	THAILAND – 1.1%
516,400	Tesco Lotus Retail Growth Freehold & Leasehold Property Fund	204,244

	UNITED KINGDOM – 6.4%
10,000	ARM Holdings PLC - ADR	499,000
4,000	Ensco PLC	236,320
2,100	Johnson Matthey PLC	108,934
16,440	Kingfisher PLC	101,126
3,960	Whitbread PLC	231,146
		1,176,526

	UNITED STATES – 20.1%
600	Anadarko Petroleum Corp.	53,292
1,700	Apple, Inc.	945,319
500	BorgWarner, Inc.	53,585
15,000	Cheniere Energy, Inc.*	593,850
13,000	Chesapeake Energy Corp.	349,310
1,000	Cummins, Inc.	132,360
3,000	Kinder Morgan Energy Partners LP	245,910

Jubak Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of November 30, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED STATES (Continued)
23,000	MGM Resorts International*	$441,370
1,700	Precision Castparts Corp.	439,365
15,000	Stillwater Mining Co.*	168,450
8,000	Xylem, Inc.	276,480
		3,699,291

	TOTAL COMMON STOCKS (Cost $16,197,693)	17,112,321

	RIGHTS – 0.0%
641	LATAM Airlines Group*	—

	TOTAL RIGHTS (Cost $—)	—

	SHORT-TERM INVESTMENTS – 7.0%
1,278,256	Fidelity Institutional Government Portfolio, 0.01%1	1,278,256

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,278,256)	1,278,256

	TOTAL INVESTMENTS – 100.0% (Cost $17,475,949)	18,390,577
	Liabilities in Excess of Other Assets – 0.0%	(172)

	TOTAL NET ASSETS – 100.0%	$18,390,405

ADR – American Depositary Receipt
LP – Limited Partnership
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
SUMMARY OF INVESTMENTS
As of November 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	19.0%
Consumer, Cyclical	17.5%
Financial	14.3%
Energy	10.6%
Technology	10.0%
Industrial	7.9%
Basic Materials	5.8%
Communications	5.3%
Diversified	1.9%
Utilities	0.7%
Total Common Stocks	93.0%
Rights	0.0%
Short-Term Investments	7.0%
Total Investments	100.0%
Liabilities in Excess of Other Assets	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENT OF ASSETS AND LIABILITIES
As of November 30, 2013 (Unaudited)

Assets:
Investments, at value (cost $17,475,949)	$18,390,577
Foreign currency, at value (cost $98)	98
Receivables:
Investment securities sold	178,578
Fund shares sold	1,425
Dividends and interest	36,938
Other	15,000
Due from Advisor	4,705
Prepaid expenses	17,586
Total assets	18,644,907

Liabilities:
Payables:
Fund shares redeemed	179,271
Distribution fees (Note 7)	3,813
Fund accounting fees	17,359
Transfer agent fees and expenses	13,916
Auditing fees	8,569
Custody fees	7,202
Administration fees	5,976
Chief Compliance Officer fees	1,762
Accrued other expenses	16,634
Total liabilities	254,502

Net Assets	$18,390,405

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with unlimited number of shares authorized)	$21,338,931
Accumulated net investment income	10,226
Accumulated net realized loss on investments and foreign currency transactions	(3,873,112)
Net unrealized appreciation (depreciation) on:
Investments	914,628
Foreign currency translations	(268)
Net Assets	$18,390,405

Number of shares issued and outstanding	1,888,490
Net asset value per share	$9.74

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENT OF OPERATIONS
For the Six Months Ended November 30, 2013 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $10,007)	$138,953
Interest	152
Total investment income	139,105

Expenses:
Advisory fee	114,879
Fund accounting fees	30,283
Transfer agent fees and expenses	25,069
Distribution fees (Note 7)	23,933
Administration fees	20,447
Custody fees	15,392
Registration fees	11,280
Auditing fees	8,524
Shareholder reporting fees	7,521
Legal fees	6,017
Chief Compliance Officer fees	4,763
Miscellaneous	2,999
Trustees' fees and expenses	2,758
Insurance fees	703

Total expenses	274,568
Advisory fees waived	(114,879)
Other expenses absorbed	(4,929)
Net expenses	154,760
Net investment loss	(15,655)

Realized and Unrealized Gain (Loss) from Investments and Foreign Currency:
Net realized loss from:
Investments	(333,220)
Foreign currency transactions	(35,537)
Net realized loss	(368,757)
Net change in unrealized appreciation/depreciation on:
Investments	549,723
Foreign currency translations	(1,106)
Net change in unrealized appreciation/depreciation	548,617
Net realized and unrealized gain on investments and
foreign currency	179,860

Net Increase in Net Assets from Operations	$164,205

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2013 (Unaudited)	For the Year Ended May 31, 2013
Increase In Net Assets From:
Operations:
Net investment income (loss)	$(15,655)	$72,741
Net realized loss on investments and foreign currency transactions	(368,757)	(1,611,126)
Net change in unrealized appreciation/depreciation on investments
and foreign currency translations	548,617	3,920,207
Net increase in net assets resulting from operations	164,205	2,381,822

Capital Transactions:
Net proceeds from shares sold	832,981	2,691,252
Cost of shares redeemed1	(3,240,247)	(12,317,807)
Net decrease in net assets from capital transactions	(2,407,266)	(9,626,555)

Total decrease in net assets	(2,243,061)	(7,244,733)

Net Assets:
Beginning of period	20,633,466	27,878,199
End of period	$18,390,405	$20,633,466

Accumulated net investment income	$10,226	$25,881

Capital Share Transactions:
Shares sold	87,786	276,534
Shares redeemed	(340,710)	(1,259,701)
Net decrease from capital share transactions	(252,924)	(983,167)

1	Net of redemption fee proceeds of $467 and $5,106, respectively.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2013 (Unaudited)		For the Year Ended May 31, 2013		For the Year Ended May 31, 2012		For the Period June 30, 2010* through May 31, 2011
Net asset value, beginning of period	$9.64		$8.92		$11.02		$10.00
Income from Investment Operations:
Net investment income (loss) 1	(0.01)		0.03		0.03		0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		0.69		(2.07)		1.00
Total from investment operations	0.10		0.72		(2.04)		1.01

Less Distributions:
From net investment income	-		-		(0.06)		-

Redemption fee proceeds	-	2	-	2	-	2	0.01

Net asset value, end of period	$9.74		$9.64		$8.92		$11.02

Total return3	1.04%	4	8.07%		(18.56%)		10.20%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,390		$20,633		$27,878		$38,999

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.87%	5	2.65%		2.41%		2.96%	5
After fees waived and expenses absorbed	1.62%	5,6	1.65%		1.66%		1.75%	5
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(1.41)%	5	(0.72)%		(0.49)%		(1.12)%	5
After fees waived and expenses absorbed	(0.16%)	5	0.28%		0.26%		0.09%	5
Portfolio turnover rate	79%	4	131%		140%		59%	4

*	Commencement of operations.
1	Based on average shares outstanding during the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

4	Not annualized.
5	Annualized.
6
Effective October 1, 2013, the Fund's advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.50% of average daily net assets of the Fund.  The expense limit for the Fund, from July 1, 2011 through September 30, 2013, was 1.65%.

See accompanying Notes to Financial Statements.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS
November 30, 2013 (Unaudited)

Note 1 – Organization
Jubak Global Equity Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 30, 2010.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Brazilian and Mexican securities may be valued at the intraday price available at the close of the NYSE. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended November 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Jubak Asset Management, LLC (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.20% of the Fund’s average daily net assets.  Effective October 1, 2013, the Fund’s advisor has contractually agreed to waive its fees and/or absorb expenses of the Fund to ensure that total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of average daily net assets of the Fund. The expense limit for the Fund, from June 30, 2010 through June 30, 2011, was 1.75%, and from July 1, 2011 through September 30, 2013, was 1.65%

For the six months ended November 30, 2013, the Advisor waived all of its advisory fees and absorbed other expenses totaling $119,808. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred. At November 30, 2013, the amount of these potentially recoverable expenses was $833,037. The Advisor may recapture all or a portion of this amount no later than May 31 of the years stated below:

2014	$211,423
2015	242,281
2016	259,525
2017	119,808

The “Net increase from payments by affiliates” on the Statement of Operations and the amount under the caption “Other” receivables on the Statement of Assets and Liabilities represent an amount to be reimbursed from the Advisor for the loss on a portfolio investment. This had no impact to the Fund’s performance.

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator.  UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the year ended May 31, 2013, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2013, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At November 30, 2013, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

Cost of investments	$17,686,204

Gross unrealized appreciation	$1,948,109
Gross unrealized depreciation	(1,243,736)
Net unrealized appreciation on investments	$704,373

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

As of May 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$24,737
Undistributed long-term capital gains	-
Tax accumulated earnings	24,737

Accumulated capital and other losses	(3,249,665)
Unrealized appreciation on investments	112,197
Total accumulated earnings (deficit)	$(3,112,731)

As of May 31, 2013 the Fund had a short-term capital loss carryover of $1,395,263 and a long-term capital loss carryover of $583,885 which are both non-expiring.

Losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first day of the Fund's next taxable year.  As of May 31, 2013 the Fund had $1,270,517 of post-October capital losses which are deferred until June 1, 2013 for tax purposes.

Note 5 – Redemption Fees
The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 90 days of purchase.  For the six months ended November 30, 2013, the Fund received $467 in redemption fees.

Note 6 – Investment Transactions
For the six months ended November 30, 2013, purchases and sales of investments, excluding short-term investments, were $12,857,874 and $14,803,180, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to IMST Distributors, LLC effective January 1, 2013.  Prior to January 1, 2013, distribution fees were payable to the Advisor as the distribution coordinator.

For the six months ended November 30, 2013, distribution fees incurred are disclosed on the Statement of Operations.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of November 30, 2013, in valuing the Fund’s assets carried at fair value:

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

	Level 1*	Level 2	Level 3**	Total
Investments
Common Stocks
Basic Materials	$1,062,652	$-	$-	$1,062,652
Communications	973,363	-	-	973,363
Consumer, Cyclical	3,215,580	-	-	3,215,580
Consumer, Non-cyclical	3,506,313	-	-	3,506,313
Diversified	347,051	-	-	347,051
Energy	1,947,583	-	-	1,947,583
Financial	2,639,511	-	-	2,639,511
Industrial	1,418,400	-	31,587	1,449,987
Technology	1,842,997	-	-	1,842,997
Utilities	127,284	-	-	127,284
Rights	-	-	-	-
Short-Term Investments	1,278,256	-	-	1,278,256
Total Investments	$18,358,990	$-	$31,587	$18,390,577

Transfers are recognized at the end of the reporting period.

*
In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities.

**	Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Jubak Global Equity Fund:

Investments, at Value
Balance as of May 31, 2013	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchase	-
Sales	-
Transfers in and/or out of Level 3	31,587
Balance as of November 30, 2013	$31,587

Following is a description of the valuation techniques and significant inputs used in determining the value of the Fund’s securities classified as Level 3:

The investment advisor considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Jubak Global Equity Fund
NOTES TO FINANCIAL STATEMENTS – Continued
November 30, 2013 (Unaudited)

Note 10 – Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented. Management has evaluated the impact on the financial statement disclosures  and determined that there is no effect.

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement (Unaudited)
At in-person meetings held on August 22-23, 2013, and September 17-18, 2013, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Jubak Asset Management, LLC (the “Investment Advisor”) with respect to the Jubak Global Equity Fund series of the Trust (the “Fund”) for an additional one-year term. In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement is in the best interests of the Fund and its shareholders under the circumstances described below.

Background
In advance of the meeting, the Board received information about the Fund and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation and UMB Fund Services, Inc., the Trust’s co- administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background and experience of relevant personnel providing services to the Fund; reports comparing performance of the Fund with returns of the MSCI All Country World Index and a group of comparable funds selected by Morningstar, Inc. (the “Performance Peer Group”) from its World Large Core fund category (the “Performance Universe”); reports regarding the investment advisory fees and total expenses of the Fund compared with those of a group of comparable funds selected by Morningstar, Inc. (the “Expense Peer Group”) from its World Stock fund category (the “Expense Universe”); and information about the Investment Advisor’s policies and procedures, including its compliance manual and brokerage and trading procedures. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and committee meetings. Before voting on the Advisory Agreement, the Independent Trustees met in a private session with counsel at which no representatives of the Investment Advisor were present.

In approving renewal of the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered information included in the meeting materials regarding the performance of the Fund. The Board noted that the materials they reviewed indicated that the annualized total returns of the Fund for the one- and three-year periods ended June 30, 2013, were below the returns of the MSCI All Country World Index (by 1,725 basis points and 1,370 basis points, respectively), the median returns of the Performance Peer Group (by 1,906 basis points and 1,515 basis points, respectively) and the median returns of the Performance Universe (by 1,863 basis points and 1,566 basis points, respectively). The Board noted that the Fund had commenced operations during a volatile market period and had a relatively short performance history relative to its objective of long-term capital appreciation, and that compared to its benchmark and peers the Fund had made significant investments in emerging market companies, which had performed poorly. The Board noted the Investment Advisor’s belief that the various global fund benchmarks, the Morningstar World Large Core fund category and the other existing Morningstar fund categories were of limited usefulness in assessing the Fund’s investment performance because of their disparate exposures to developed and emerging markets. The Board also observed that the Fund’s shareholders were generally knowledgeable about the Investment Advisor’s investment philosophyand approach, which includes diversified portfolio construction based on the expectation that over the coming decades companies located or conducting business in developing countries will offer better growth opportunities than those dependent on developed economies, and that the Fund had experienced few redemptions despite its performance.

Jubak Global Equity Fund
SUPPLEMENTAL INFORMATION (Unaudited)

The Board also considered the overall quality of services provided by Investment Advisor to the Fund. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Fund, as well as the qualifications, experience and responsibilities of the personnel involved in the activities of the Fund. The Board also considered the overall quality of the Investment Advisor’s organization and operations, and the Investment Advisor’s compliance structure and compliance procedures. The Trustees also considered, among other things, the Fund’s unique approach to marketing.

Advisory Fee and Expense Ratio
The Board considered information included in the meeting materials regarding the investment advisory fees and total expenses of the Fund. With respect to the advisory fees paid by the Fund, the Board noted that the meeting materials indicated that the investment advisory fees (gross of fee waivers by the Investment Advisor) were higher than the Fund’s Expense Peer Group and Expense Universe medians by 35 basis points. The Board noted, however, that the Investment Advisor had waived over 80% of its advisory fee with respect to the Fund for the year ended June 30, 2013, because of the Fund’s low asset levels and that the Fund’s effective advisory fee was therefore lower than its gross advisory fee. The Board also noted that the Investment Advisor has no advisory clients other than the Fund and therefore they could not compare the Fund’s fees to the fees charged by the Investment Advisor to any other client. In considering total expenses paid by the Fund, the Board observed that the total expenses paid by the Fund (net of fee waivers) were higher than the Expense Peer Group median by 15 basis points and the Expense Universe median by 25 basis points. The Board noted that effective July 1, 2011, the Investment Advisor had decreased the Fund’s annual expense limitation from 1.75% to 1.65% of the Fund’s average daily net assets. The Board also noted that the Fund’s average net assets as of June 30, 2013, were significantly lower than the average net asset size of funds in the Expense Universe.

Profitability and Economies of Scale
The Board also considered information relating to the Investment Advisor’s costs and profits with respect to the Fund for the year ended June 30, 2013, noting that the Investment Advisor had not realized any profits from the Fund. The Trustees noted the financial commitment by the owners of the Investment Advisor to the success of the Investment Advisor and the Fund. The Board also considered the benefits received by the Investment Advisor as a result of its relationship with the Fund, including the intangible benefits of any favorable publicity arising in connection with the Fund. They also noted that although there were no advisory fee breakpoints, the asset level of the Fund was not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future, as the Fund’s assets grow.

Conclusion
At the Board’s request Trust management discussed the Fund’s relative underperformance and high fees with the Investment Advisor and the Investment Advisor agreed to temporarily lower the Fund’s annual expense limitation by 15 basis points until the Fund’s performance improves. Based on this and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of the Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement.

Jubak Global Equity Fund
EXPENSE EXAMPLE
For the Six Months Ended November 30, 2013 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/1/13 to 11/30/13.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	6/1/13	11/30/13	6/1/13 – 11/30/13
Actual Performance	$1,000.00	$1,010.40	$8.14
Hypothetical (5% annual return before expenses)	1,000.00	1,016.97	8.17

*
Expenses are equal to the Fund’s annualized expense ratio of 1.62% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period).  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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Jubak Global Equity Fund
A series of the Investment Managers Series Trust

Investment Advisor
Jubak Asset Management, LLC
135 E. 57th Street, F23,
New York, NY 10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Jubak Global Equity Fund	JUBAX	461 418 691

Privacy Principles of the Jubak Global Equity Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Jubak Global Equity Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 88JUBAK (58225) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 88JUBAK (58225) or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 88JUBAK (58225). The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Jubak Global Equity Fund
P.O. Box 2175
Milwaukee, WI  53201
(888) 88JUBAK (58225)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John P. Zader
John P. Zader, President

Date	2/7/14

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/7/14